Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	118 Months Ended		120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Banking Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Banking Fund (Investor Class)
Average Annual Return, Percent	19.05%	23.48%	17.92%			8.59%
Banking Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Banking Fund (Class A)‡
Average Annual Return, Percent	13.27%	17.33%	16.49%			7.75%
Banking Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Banking Fund (Class C)
Average Annual Return, Percent	17.48%	21.25%	16.75%			7.47%
Banking Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Banking Fund (Class H)
Average Annual Return, Percent	18.91%	23.19%	17.63%			8.28%
Basic Materials Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Basic Materials Fund (Investor Class)
Average Annual Return, Percent	20.11%	11.53%	12.60%			11.80%
Basic Materials Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Basic Materials Fund (Class A)‡
Average Annual Return, Percent	14.27%	5.97%	11.23%			10.98%
Basic Materials Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Basic Materials Fund (Class C)
Average Annual Return, Percent	18.52%	9.47%	11.48%			10.69%
Basic Materials Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Basic Materials Fund (Class H)
Average Annual Return, Percent	19.97%	11.25%	12.31%			11.53%
Biotechnology Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Biotechnology Fund (Investor Class)
Average Annual Return, Percent	15.00%	4.32%	3.24%			5.37%
Biotechnology Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Biotechnology Fund (Class A)‡
Average Annual Return, Percent	9.42%	(0.87%)	1.99%			4.60%
Biotechnology Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Biotechnology Fund (Class C)
Average Annual Return, Percent	13.44%	2.44%	2.22%			4.33%
Biotechnology Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Biotechnology Fund (Class H)
Average Annual Return, Percent	14.86%	4.06%	2.99%			5.11%
Consumer Products Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Products Fund (Investor Class)
Average Annual Return, Percent	(4.10%)	(5.94%)	4.01%			5.22%
Consumer Products Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Products Fund (Class A)‡
Average Annual Return, Percent	(8.76%)	(10.64%)	2.74%			4.45%
Consumer Products Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Products Fund (Class C)
Average Annual Return, Percent	(5.51%)	(7.71%)	2.97%			4.18%
Consumer Products Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Consumer Products Fund (Class H)
Average Annual Return, Percent	(4.21%)	(6.17%)	3.75%			4.96%
Electronics Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Electronics Fund (Investor Class)
Average Annual Return, Percent	54.99%	25.47%	23.27%			24.59%
Electronics Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Electronics Fund (Class A)‡
Average Annual Return, Percent	47.45%	19.22%	21.77%			23.69%
Electronics Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Electronics Fund (Class C)
Average Annual Return, Percent	53.22%	23.23%	22.04%			23.36%
Electronics Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Electronics Fund (Class H)
Average Annual Return, Percent	54.80%	25.16%	22.96%			24.27%
Energy Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Energy Fund (Investor Class)
Average Annual Return, Percent	4.82%	5.47%	26.92%			4.15%
Energy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Energy Fund (Class A)‡
Average Annual Return, Percent	(0.28%)	0.21%	25.38%			3.39%
Energy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Energy Fund (Class C)
Average Annual Return, Percent	3.29%	3.43%	25.66%			3.12%
Energy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Energy Fund (Class H)
Average Annual Return, Percent	4.71%	5.21%	26.60%			3.87%
Energy Services Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Energy Services Fund (Investor Class)
Average Annual Return, Percent	(0.09%)	(9.11%)	17.88%			(6.62%)
Energy Services Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Energy Services Fund (Class A)‡
Average Annual Return, Percent	(4.96%)	(13.64%)	16.44%			(7.31%)
Energy Services Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Energy Services Fund (Class C)
Average Annual Return, Percent	(1.55%)	(10.91%)	16.70%			(7.55%)
Energy Services Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Energy Services Fund (Class H)
Average Annual Return, Percent	(0.18%)	(9.34%)	17.58%			(6.86%)
Financial Services Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Financial Services Fund (Investor Class)
Average Annual Return, Percent	10.86%	15.66%	16.10%			10.63%
Financial Services Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Financial Services Fund (Class A)‡
Average Annual Return, Percent	5.44%	9.89%	14.69%			9.82%
Financial Services Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Financial Services Fund (Class C)
Average Annual Return, Percent	9.30%	13.49%	14.94%			9.54%
Financial Services Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Financial Services Fund (Class H)
Average Annual Return, Percent	10.71%	15.36%	15.81%			10.36%
Health Care Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Health Care Fund (Investor Class)
Average Annual Return, Percent	2.45%	(4.46%)	5.27%			7.60%
Health Care Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Health Care Fund (Class A)‡
Average Annual Return, Percent	(2.53%)	(9.22%)	3.99%			6.80%
Health Care Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Health Care Fund (Class C)
Average Annual Return, Percent	0.95%	(6.37%)	4.23%			6.53%
Health Care Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Health Care Fund (Class H)
Average Annual Return, Percent	2.32%	(4.70%)	5.02%			7.33%
Internet Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Internet Fund (Investor Class)
Average Annual Return, Percent	28.17%	31.76%	6.91%			13.87%
Internet Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Internet Fund (Class A)‡
Average Annual Return, Percent	21.92%	25.19%	5.61%			13.03%
Internet Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Internet Fund (Class C)
Average Annual Return, Percent	26.52%	29.44%	5.85%			12.74%
Internet Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Internet Fund (Class H)
Average Annual Return, Percent	27.99%	31.42%	6.64%			13.59%
Leisure Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Leisure Fund (Investor Class)
Average Annual Return, Percent	14.08%	17.71%	7.75%			8.34%
Leisure Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Leisure Fund (Class A)‡
Average Annual Return, Percent	8.51%	11.86%	6.44%			7.54%
Leisure Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Leisure Fund (Class C)
Average Annual Return, Percent	12.50%	15.56%	6.68%			7.26%
Leisure Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Leisure Fund (Class H)
Average Annual Return, Percent	13.94%	17.41%	7.48%			8.07%
Precious Metals Funds | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Precious Metals Fund (Investor Class)
Average Annual Return, Percent	67.41%	86.20%	14.94%			19.76%
Precious Metals Funds | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Precious Metals Fund (Class A)‡
Average Annual Return, Percent	59.26%	76.97%	13.55%			18.88%
Precious Metals Funds | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Precious Metals Fund (Class C)
Average Annual Return, Percent	65.57%	83.34%	13.80%			18.57%
Precious Metals Funds | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Precious Metals Fund (Class H)
Average Annual Return, Percent	67.20%	85.78%	14.66%			19.44%
Real Estate Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Real Estate Fund (Class A)‡
Average Annual Return, Percent	(0.39%)	(6.19%)	5.78%			4.37%
Real Estate Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Real Estate Fund (Class C)
Average Annual Return, Percent	3.11%	(3.21%)	6.17%			4.18%
Real Estate Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Real Estate Fund (Class H)
Average Annual Return, Percent	4.59%	(1.48%)	6.83%			4.90%
Real Estate Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Retailing Fund (Investor Class)
Average Annual Return, Percent	17.27%	13.12%	7.77%			9.80%
Retailing Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Retailing Fund (Class A)‡
Average Annual Return, Percent	11.57%	7.47%	6.45%			9.00%
Retailing Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Retailing Fund (Class C)
Average Annual Return, Percent	15.60%	10.97%	6.68%			8.70%
Retailing Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Retailing Fund (Class H)
Average Annual Return, Percent	17.11%	12.83%	7.48%			9.53%
Technology Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Technology Fund (Investor Class)
Average Annual Return, Percent	40.08%	32.14%	16.54%			19.64%
Technology Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Technology Fund (Class A)‡
Average Annual Return, Percent	33.25%	25.54%	15.12%			18.77%
Technology Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Technology Fund (Class C)
Average Annual Return, Percent	38.37%	29.82%	15.38%			18.45%
Technology Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Technology Fund (Class H)
Average Annual Return, Percent	39.89%	31.81%	16.25%			19.34%
Telecommunications Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Telecommunications Fund (Investor Class)
Average Annual Return, Percent	23.98%	26.87%	7.60%			6.63%
Telecommunications Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Telecommunications Fund (Class A)‡
Average Annual Return, Percent	17.92%	20.53%	6.29%			5.85%
Telecommunications Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Telecommunications Fund (Class C)
Average Annual Return, Percent	22.35%	24.56%	6.52%			5.56%
Telecommunications Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Telecommunications Fund (Class H)
Average Annual Return, Percent	23.82%	26.52%	7.33%			6.38%
Transportation Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Transportation Fund (Investor Class)
Average Annual Return, Percent	23.58%	13.20%	6.98%			8.05%
Transportation Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Transportation Fund (Class A)‡
Average Annual Return, Percent	17.57%	7.56%	5.68%			7.26%
Transportation Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Transportation Fund (Class C)
Average Annual Return, Percent	22.01%	11.09%	5.92%			6.98%
Transportation Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Transportation Fund (Class H)
Average Annual Return, Percent	23.45%	12.92%	6.72%			7.78%
Utilities Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Utilities Fund (Investor Class)
Average Annual Return, Percent	13.85%	13.91%	11.07%			9.48%
Utilities Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Utilities Fund (Class A)‡
Average Annual Return, Percent	8.30%	8.22%	9.72%			8.67%
Utilities Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Utilities Fund (Class C)
Average Annual Return, Percent	12.30%	11.76%	9.96%			8.39%
Utilities Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Utilities Fund (Class H)
Average Annual Return, Percent	13.72%	13.59%	10.79%			9.20%
Dow Jones Industrial Average Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average® Fund (Class A)‡
Average Annual Return, Percent	5.28%	4.39%	9.98%		10.13%
Dow Jones Industrial Average Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average® Fund (Class C)
Average Annual Return, Percent	9.10%	7.77%	10.22%		9.85%
Dow Jones Industrial Average Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average® Fund (Class H)
Average Annual Return, Percent	10.53%	9.57%	11.05%		10.69%
Mid-Cap 1.5x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Mid-Cap 1.5x Strategy Fund (Class A)‡
Average Annual Return, Percent	10.36%	(1.66%)	14.19%			10.82%
Mid-Cap 1.5x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Mid-Cap 1.5x Strategy Fund (Class C)
Average Annual Return, Percent	14.43%	1.48%	14.45%			10.53%
Mid-Cap 1.5x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Mid-Cap 1.5x Strategy Fund (Class H)
Average Annual Return, Percent	15.86%	3.25%	15.31%			11.38%
Inverse Mid-Cap Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Mid-Cap Strategy Fund (Class A)‡
Average Annual Return, Percent	(14.11%)	(6.30%)	(12.13%)			(11.55%)
Inverse Mid-Cap Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Mid-Cap Strategy Fund (Class C)
Average Annual Return, Percent	(11.06%)	(2.15%)	(11.22%)			(11.41%)
Inverse Mid-Cap Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Mid-Cap Strategy Fund (Class H)
Average Annual Return, Percent	(9.42%)	(1.34%)	(11.22%)			(11.07%)
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Monthly Rebalance NASDAQ-100® 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	50.20%	33.62%	24.99%			33.91%
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Monthly Rebalance NASDAQ-100® 2x Strategy Fund (Class C)
Average Annual Return, Percent	56.10%	38.22%	25.25%			33.55%
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Monthly Rebalance NASDAQ-100® 2x Strategy Fund (Class H)
Average Annual Return, Percent	57.68%	40.25%	26.18%			34.59%
NASDAQ-100 Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Fund (Investor Class)
Average Annual Return, Percent	27.68%	22.39%	16.12%			19.00%
NASDAQ-100 Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Fund (Class A)‡
Average Annual Return, Percent	21.47%	16.29%	14.71%			18.12%
NASDAQ-100 Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Fund (Class C)
Average Annual Return, Percent	26.05%	20.18%	14.97%			17.82%
NASDAQ-100 Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Fund (Class H)
Average Annual Return, Percent	27.54%	22.09%	15.83%			18.71%
Inverse NASDAQ-100 Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse NASDAQ-100® Strategy Fund (Investor Class)
Average Annual Return, Percent	(21.79%)	(17.26%)	(15.19%)			(18.53%)
Inverse NASDAQ-100 Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse NASDAQ-100® Strategy Fund (Class A)‡
Average Annual Return, Percent	(25.60%)	(21.37%)	(16.22%)			(19.07%)
Inverse NASDAQ-100 Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse NASDAQ-100® Strategy Fund (Class C)
Average Annual Return, Percent	(22.94%)	(18.80%)	(16.04%)			(19.34%)
Inverse NASDAQ-100 Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse NASDAQ-100® Strategy Fund (Class H)
Average Annual Return, Percent	(21.88%)	(17.42%)	(15.40%)			(18.74%)
Russell 2000 1.5x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000® 1.5x Strategy Fund (Class A)‡
Average Annual Return, Percent	24.35%	4.63%	10.81%			9.16%
Russell 2000 1.5x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000® 1.5x Strategy Fund (Class C)
Average Annual Return, Percent	28.93%	8.02%	11.05%			8.86%
Russell 2000 1.5x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000® 1.5x Strategy Fund (Class H)
Average Annual Return, Percent	30.56%	9.86%	11.90%			9.67%
Russell 2000 Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000® Fund (Class A)‡
Average Annual Return, Percent	15.23%	3.72%	8.71%			7.44%
Russell 2000 Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000® Fund (Class C)
Average Annual Return, Percent	19.54%	7.08%	8.95%			7.15%
Russell 2000 Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000® Fund (Class H)
Average Annual Return, Percent	21.02%	8.91%	9.79%			7.97%
Inverse Russell 2000 Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Russell 2000® Strategy Fund (Class A)‡
Average Annual Return, Percent	(21.51%)	(11.96%)	(11.77%)			(11.83%)
Inverse Russell 2000 Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Russell 2000® Strategy Fund (Class C)
Average Annual Return, Percent	(18.50%)	(8.70%)	(11.50%)			(12.02%)
Inverse Russell 2000 Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Russell 2000® Strategy Fund (Class H)
Average Annual Return, Percent	(17.38%)	(7.31%)	(10.86%)			(11.36%)
Nova Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nova Fund (Investor Class)
Average Annual Return, Percent	27.69%	20.95%	20.21%			18.66%
Nova Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nova Fund (Class A)‡
Average Annual Return, Percent	21.45%	14.91%	18.75%			17.80%
Nova Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nova Fund (Class C)
Average Annual Return, Percent	26.03%	18.74%	19.02%			17.50%
Nova Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nova Fund (Class H)
Average Annual Return, Percent	27.52%	20.64%	19.92%			18.39%
S&P 500 Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Fund (Class A)‡
Average Annual Return, Percent	13.34%	10.17%	13.44%			12.80%
S&P 500 Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Fund (Class C)
Average Annual Return, Percent	17.56%	13.79%	13.69%			12.51%
S&P 500 Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Fund (Class H)
Average Annual Return, Percent	18.99%	15.66%	14.55%			13.35%
Inverse S&P 500 Strategy Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse S&P 500® Strategy Fund (Investor Class)
Average Annual Return, Percent	(15.37%)	(10.84%)	(12.11%)			(13.25%)
Inverse S&P 500 Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse S&P 500® Strategy Fund (Class A)‡
Average Annual Return, Percent	(19.49%)	(15.26%)	(13.17%)			(13.88%)
Inverse S&P 500 Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse S&P 500® Strategy Fund (Class C)
Average Annual Return, Percent	(16.63%)	(12.52%)	(12.98%)			(14.11%)
Inverse S&P 500 Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse S&P 500® Strategy Fund (Class H)
Average Annual Return, Percent	(15.46%)	(11.01%)	(12.30%)			(13.45%)
S&P 500 Pure Growth Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Pure Growth Fund (Class A)‡
Average Annual Return, Percent	18.06%	14.57%	9.16%			10.61%
S&P 500 Pure Growth Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Pure Growth Fund (Class C)
Average Annual Return, Percent	22.49%	18.39%	9.41%			10.32%
S&P 500 Pure Growth Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Pure Growth Fund (Class H)
Average Annual Return, Percent	23.93%	20.26%	10.23%			11.15%
S&P 500 Pure Value Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Pure Value Fund (Class A)‡
Average Annual Return, Percent	3.55%	8.35%	15.15%			8.09%
S&P 500 Pure Value Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Pure Value Fund (Class C)
Average Annual Return, Percent	7.31%	11.91%	15.41%			7.80%
S&P 500 Pure Value Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500® Pure Value Fund (Class H)
Average Annual Return, Percent	8.72%	13.75%	16.27%			8.62%
S&P MidCap 400 Pure Growth Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Pure Growth Fund (Class A)‡
Average Annual Return, Percent	10.37%	(2.02%)	6.79%			6.23%
S&P MidCap 400 Pure Growth Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Pure Growth Fund (Class C)
Average Annual Return, Percent	14.46%	1.24%	7.03%			5.95%
S&P MidCap 400 Pure Growth Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Pure Growth Fund (Class H)
Average Annual Return, Percent	15.92%	2.90%	7.83%			6.75%
S&P MidCap 400 Pure Value Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Pure Value Fund (Class A)‡
Average Annual Return, Percent	7.59%	3.46%	17.65%			9.74%
S&P MidCap 400 Pure Value Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Pure Value Fund (Class C)
Average Annual Return, Percent	11.55%	6.84%	17.92%			9.45%
S&P MidCap 400 Pure Value Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400® Pure Value Fund (Class H)
Average Annual Return, Percent	12.90%	8.54%	18.80%			10.27%
S&P SmallCap 600 Pure Growth Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600® Pure Growth Fund (Class A)‡
Average Annual Return, Percent	10.24%	(0.17%)	7.39%			6.10%
S&P SmallCap 600 Pure Growth Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600® Pure Growth Fund (Class C)
Average Annual Return, Percent	14.32%	3.13%	7.63%			5.82%
S&P SmallCap 600 Pure Growth Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600® Pure Growth Fund (Class H)
Average Annual Return, Percent	15.75%	4.86%	8.42%			6.60%
S&P SmallCap 600 Pure Value Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600® Pure Value Fund (Class A)‡
Average Annual Return, Percent	13.58%	2.71%	16.79%			6.90%
S&P SmallCap 600 Pure Value Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600® Pure Value Fund (Class C)
Average Annual Return, Percent	16.45%	6.02%	17.05%			6.62%
S&P SmallCap 600 Pure Value Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600® Pure Value Fund (Class H)
Average Annual Return, Percent	19.21%	7.81%	17.91%			7.43%
Emerging Markets Bond Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Emerging Markets Bond Strategy Fund (Class A)‡
Average Annual Return, Percent	0.98%	(0.58%)	(0.94%)			1.55%
Emerging Markets Bond Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Emerging Markets Bond Strategy Fund (Class C)
Average Annual Return, Percent	4.62%	2.63%	(0.72%)			1.24%
Emerging Markets Bond Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Emerging Markets Bond Strategy Fund (Class H)
Average Annual Return, Percent	6.02%	4.35%	0.06%			2.05%
Government Long Bond 1.2x Strategy Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Government Long Bond 1.2x Strategy Fund (Investor Class)
Average Annual Return, Percent	(1.12%)	(8.85%)	(13.78%)			(3.05%)
Government Long Bond 1.2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Government Long Bond 1.2x Strategy Fund (Class A)‡
Average Annual Return, Percent	(5.93%)	(13.36%)	(14.87%)			(3.77%)
Government Long Bond 1.2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Government Long Bond 1.2x Strategy Fund (Class C)
Average Annual Return, Percent	(2.58%)	(10.62%)	(14.68%)			(4.02%)
Government Long Bond 1.2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Government Long Bond 1.2x Strategy Fund (Class H)
Average Annual Return, Percent	(1.24%)	(8.99%)	(14.00%)			(3.28%)
Inverse Government Long Bond Strategy Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Government Long Bond Strategy Fund (Investor Class)
Average Annual Return, Percent	3.02%	12.45%	13.51%			1.58%
Inverse Government Long Bond Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Government Long Bond Strategy Fund (Class A)‡
Average Annual Return, Percent	(2.00%)	6.85%	12.13%			0.83%
Inverse Government Long Bond Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Government Long Bond Strategy Fund (Class C)
Average Annual Return, Percent	1.50%	10.35%	12.38%			0.57%
Inverse Government Long Bond Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Government Long Bond Strategy Fund (Class H)
Average Annual Return, Percent	2.89%	12.18%	13.23%			1.37%
High Yield Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						High Yield Strategy Fund (Class A)‡
Average Annual Return, Percent	2.23%	2.00%	3.47%			4.04%
High Yield Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						High Yield Strategy Fund (Class C)
Average Annual Return, Percent	5.91%	5.30%	3.71%			3.78%
High Yield Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						High Yield Strategy Fund (Class H)
Average Annual Return, Percent	7.34%	7.10%	4.49%			4.54%
Inverse High Yield Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse High Yield Strategy Fund (Class A)‡
Average Annual Return, Percent	(8.74%)	(5.79%)	(3.00%)			(4.44%)
Inverse High Yield Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse High Yield Strategy Fund (Class C)
Average Annual Return, Percent	(5.48%)	(2.80%)	(2.78%)			(4.73%)
Inverse High Yield Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse High Yield Strategy Fund (Class H)
Average Annual Return, Percent	(4.14%)	(1.20%)	(2.06%)			(3.89%)
Emerging Markets 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Emerging Markets 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	49.79%	43.26%	4.60%			10.79%
Emerging Markets 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Emerging Markets 2x Strategy Fund (Class C)
Average Annual Return, Percent	55.64%	48.27%	4.81%			10.48%
Emerging Markets 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Emerging Markets 2x Strategy Fund (Class H)
Average Annual Return, Percent	57.11%	50.19%	5.53%			11.27%
Inverse Emerging Markets 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Emerging Markets 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	(45.18%)	(47.44%)	(26.70%)			(29.23%)
Inverse Emerging Markets 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Emerging Markets 2x Strategy Fund (Class C)
Average Annual Return, Percent	(43.32%)	(45.82%)	(26.42%)			(29.26%)
Inverse Emerging Markets 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Inverse Emerging Markets 2x Strategy Fund (Class H)
Average Annual Return, Percent	(42.50%)	(44.79%)	(25.75%)			(28.76%)
Europe 1.25x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Europe 1.25x Strategy Fund (Class A)‡
Average Annual Return, Percent	4.21%	2.76%	10.85%			6.35%
Europe 1.25x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Europe 1.25x Strategy Fund (Class C)
Average Annual Return, Percent	7.99%	6.13%	10.93%			6.01%
Europe 1.25x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Europe 1.25x Strategy Fund (Class H)
Average Annual Return, Percent	9.70%	8.22%	11.83%			6.84%
Japan 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Japan 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	44.51%	13.40%	4.90%			9.32%
Japan 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Japan 2x Strategy Fund (Class C)
Average Annual Return, Percent	50.18%	17.12%	5.12%			9.02%
Japan 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Japan 2x Strategy Fund (Class H)
Average Annual Return, Percent	51.72%	19.07%	5.93%			9.89%
Strengthening Dollar 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Strengthening Dollar 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	(13.94%)	(5.97%)	3.12%			1.56%
Strengthening Dollar 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Strengthening Dollar 2x Strategy Fund (Class C)
Average Annual Return, Percent	(11.62%)	(2.97%)	3.35%			1.30%
Strengthening Dollar 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Strengthening Dollar 2x Strategy Fund (Class H)
Average Annual Return, Percent	(9.65%)	(1.29%)	4.13%			2.06%
Weakening Dollar 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Weakening Dollar 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	6.28%	(1.11%)	(4.91%)			(3.82%)
Weakening Dollar 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Weakening Dollar 2x Strategy Fund (Class C)
Average Annual Return, Percent	10.15%	1.91%	(4.76%)			(4.11%)
Weakening Dollar 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Weakening Dollar 2x Strategy Fund (Class H)
Average Annual Return, Percent	11.57%	3.81%	(3.98%)			(3.35%)
U.S. Government Money Market Fund | Money Market Class
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%	3.45%	2.37%			1.41%
Without Sales Load [Member] | Banking Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.92%	23.19%	17.62%			8.28%
Without Sales Load [Member] | Banking Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	18.48%	22.25%	16.75%			7.47%
Without Sales Load [Member] | Basic Materials Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	19.97%	11.25%	12.32%			11.52%
Without Sales Load [Member] | Basic Materials Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	19.52%	10.43%	11.48%			10.69%
Without Sales Load [Member] | Biotechnology Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	14.86%	4.08%	2.99%			5.11%
Without Sales Load [Member] | Biotechnology Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%	3.29%	2.22%			4.33%
Without Sales Load [Member] | Consumer Products Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.21%)	(6.17%)	3.75%			4.96%
Without Sales Load [Member] | Consumer Products Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.56%)	(6.87%)	2.97%			4.18%
Without Sales Load [Member] | Electronics Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	54.80%	25.16%	22.96%			24.29%
Without Sales Load [Member] | Electronics Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	54.22%	24.23%	22.04%			23.36%
Without Sales Load [Member] | Energy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	5.21%	26.61%			3.89%
Without Sales Load [Member] | Energy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%	4.43%	25.66%			3.12%
Without Sales Load [Member] | Energy Services Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.22%)	(9.33%)	17.58%			(6.86%)
Without Sales Load [Member] | Energy Services Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.56%)	(10.01%)	16.70%			(7.55%)
Without Sales Load [Member] | Financial Services Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.71%	15.36%	15.81%			10.36%
Without Sales Load [Member] | Financial Services Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	10.30%	14.49%	14.94%			9.54%
Without Sales Load [Member] | Health Care Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.33%	(4.70%)	5.01%			7.32%
Without Sales Load [Member] | Health Care Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.95%	(5.42%)	4.23%			6.53%
Without Sales Load [Member] | Internet Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	28.00%	31.42%	6.64%			13.59%
Without Sales Load [Member] | Internet Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.52%	30.44%	5.85%			12.74%
Without Sales Load [Member] | Leisure Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%	17.43%	7.48%			8.07%
Without Sales Load [Member] | Leisure Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.50%	16.56%	6.68%			7.26%
Without Sales Load [Member] | Precious Metals Funds | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	67.21%	85.78%	14.66%			19.46%
Without Sales Load [Member] | Precious Metals Funds | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	66.57%	84.34%	13.80%			18.57%
Without Sales Load [Member] | Real Estate Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.58%	(1.50%)	6.82%			4.88%
Without Sales Load [Member] | Real Estate Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	(2.24%)	6.17%			4.18%
Without Sales Load [Member] | Retailing Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	17.13%	12.82%	7.49%			9.53%
Without Sales Load [Member] | Retailing Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	16.60%	11.97%	6.68%			8.70%
Without Sales Load [Member] | Technology Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	39.91%	31.80%	16.25%			19.35%
Without Sales Load [Member] | Technology Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	39.37%	30.82%	15.38%			18.45%
Without Sales Load [Member] | Telecommunications Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	23.79%	26.54%	7.33%			6.36%
Without Sales Load [Member] | Telecommunications Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	23.35%	25.56%	6.52%			5.56%
Without Sales Load [Member] | Transportation Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	23.45%	12.92%	6.71%			7.78%
Without Sales Load [Member] | Transportation Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	23.01%	12.09%	5.92%			6.98%
Without Sales Load [Member] | Utilities Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%	13.62%	10.79%			9.20%
Without Sales Load [Member] | Utilities Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%	12.76%	9.96%			8.39%
Without Sales Load [Member] | Dow Jones Industrial Average Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.53%	9.59%	11.05%		10.68%
Without Sales Load [Member] | Dow Jones Industrial Average Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	10.11%	8.77%	10.22%		9.85%
Without Sales Load [Member] | Mid-Cap 1.5x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.85%	3.25%	15.31%			11.36%
Without Sales Load [Member] | Mid-Cap 1.5x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%	2.48%	14.45%			10.53%
Without Sales Load [Member] | Inverse Mid-Cap Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.84%)	(1.63%)	(11.27%)			(11.11%)
Without Sales Load [Member] | Inverse Mid-Cap Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.16%)	(1.37%)	(11.22%)			(11.41%)
Without Sales Load [Member] | Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	57.69%	40.28%	26.21%			34.56%
Without Sales Load [Member] | Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	57.10%	39.22%	25.25%			33.55%
Without Sales Load [Member] | NASDAQ-100 Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.53%	22.09%	15.83%			18.69%
Without Sales Load [Member] | NASDAQ-100 Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.05%	21.18%	14.97%			17.82%
Without Sales Load [Member] | Inverse NASDAQ-100 Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(21.89%)	(17.45%)	(15.40%)			(18.68%)
Without Sales Load [Member] | Inverse NASDAQ-100 Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(22.16%)	(18.04%)	(16.04%)			(19.34%)
Without Sales Load [Member] | Russell 2000 1.5x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	30.54%	9.85%	11.90%			9.69%
Without Sales Load [Member] | Russell 2000 1.5x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	29.93%	9.02%	11.05%			8.86%
Without Sales Load [Member] | Russell 2000 Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.99%	8.89%	9.78%			7.96%
Without Sales Load [Member] | Russell 2000 Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	20.54%	8.08%	8.95%			7.15%
Without Sales Load [Member] | Inverse Russell 2000 Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.60%)	(7.57%)	(10.91%)			(11.40%)
Without Sales Load [Member] | Inverse Russell 2000 Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.68%)	(7.84%)	(11.50%)			(12.02%)
Without Sales Load [Member] | Nova Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.51%	20.64%	19.91%			18.38%
Without Sales Load [Member] | Nova Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.03%	19.74%	19.02%			17.50%
Without Sales Load [Member] | S&P 500 Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	19.00%	15.66%	14.55%			13.35%
Without Sales Load [Member] | S&P 500 Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	14.79%	13.69%			12.51%
Without Sales Load [Member] | Inverse S&P 500 Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.47%)	(11.03%)	(12.32%)			(13.46%)
Without Sales Load [Member] | Inverse S&P 500 Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.79%)	(11.71%)	(12.98%)			(14.11%)
Without Sales Load [Member] | S&P 500 Pure Growth Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	23.96%	20.29%	10.23%			11.15%
Without Sales Load [Member] | S&P 500 Pure Growth Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	23.49%	19.39%	9.41%			10.32%
Without Sales Load [Member] | S&P 500 Pure Value Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.72%	13.76%	16.27%			8.62%
Without Sales Load [Member] | S&P 500 Pure Value Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	8.31%	12.91%	15.41%			7.80%
Without Sales Load [Member] | S&P MidCap 400 Pure Growth Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.87%	2.86%	7.84%			6.75%
Without Sales Load [Member] | S&P MidCap 400 Pure Growth Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%	2.10%	7.03%			5.95%
Without Sales Load [Member] | S&P MidCap 400 Pure Value Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%	8.63%	18.80%			10.27%
Without Sales Load [Member] | S&P MidCap 400 Pure Value Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	12.55%	7.84%	17.92%			9.45%
Without Sales Load [Member] | S&P SmallCap 600 Pure Growth Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.74%	4.81%	8.44%			6.61%
Without Sales Load [Member] | S&P SmallCap 600 Pure Growth Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	15.32%	4.04%	7.63%			5.82%
Without Sales Load [Member] | S&P SmallCap 600 Pure Value Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	19.24%	7.84%	17.93%			7.42%
Without Sales Load [Member] | S&P SmallCap 600 Pure Value Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%	7.02%	17.05%			6.62%
Without Sales Load [Member] | Emerging Markets Bond Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%	4.38%	0.03%			2.05%
Without Sales Load [Member] | Emerging Markets Bond Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.62%	3.58%	(0.72%)			1.24%
Without Sales Load [Member] | Government Long Bond 1.2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.24%)	(9.04%)	(14.04%)			(3.30%)
Without Sales Load [Member] | Government Long Bond 1.2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.61%)	(9.74%)	(14.68%)			(4.02%)
Without Sales Load [Member] | Inverse Government Long Bond Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%	12.18%	13.23%			1.33%
Without Sales Load [Member] | Inverse Government Long Bond Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%	11.35%	12.38%			0.57%
Without Sales Load [Member] | High Yield Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%	7.08%	4.49%			4.55%
Without Sales Load [Member] | High Yield Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	6.28%	3.71%			3.78%
Without Sales Load [Member] | Inverse High Yield Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.19%)	(1.10%)	(2.05%)			(3.98%)
Without Sales Load [Member] | Inverse High Yield Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.53%)	(1.82%)	(2.78%)			(4.73%)
Without Sales Load [Member] | Emerging Markets 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	57.26%	50.40%	5.63%			11.33%
Without Sales Load [Member] | Emerging Markets 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	56.64%	49.27%	4.81%			10.48%
Without Sales Load [Member] | Inverse Emerging Markets 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(42.45%)	(44.82%)	(25.98%)			(28.88%)
Without Sales Load [Member] | Inverse Emerging Markets 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(42.75%)	(45.30%)	(26.42%)			(29.26%)
Without Sales Load [Member] | Europe 1.25x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	9.40%	7.88%	11.94%			6.86%
Without Sales Load [Member] | Europe 1.25x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%	7.06%	10.93%			6.01%
Without Sales Load [Member] | Japan 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	51.72%	19.06%	5.93%			9.85%
Without Sales Load [Member] | Japan 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	51.18%	18.12%	5.12%			9.02%
Without Sales Load [Member] | Strengthening Dollar 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.65%)	(1.28%)	4.13%			2.06%
Without Sales Load [Member] | Strengthening Dollar 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.73%)	(2.03%)	3.35%			1.30%
Without Sales Load [Member] | Weakening Dollar 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	3.82%	(3.98%)			(3.35%)
Without Sales Load [Member] | Weakening Dollar 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	2.89%	(4.76%)			(4.11%)
S&P 500 Index | Banking Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Banking Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Banking Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Banking Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Basic Materials Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Basic Materials Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Basic Materials Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Basic Materials Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Biotechnology Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Biotechnology Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Biotechnology Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Biotechnology Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Consumer Products Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Consumer Products Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Consumer Products Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Consumer Products Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Electronics Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Electronics Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Electronics Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Electronics Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Energy Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Energy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Energy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Energy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Energy Services Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Energy Services Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Energy Services Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Energy Services Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Financial Services Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Financial Services Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Financial Services Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Financial Services Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Health Care Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Health Care Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Health Care Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Health Care Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Internet Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Internet Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Internet Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Internet Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Leisure Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Leisure Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Leisure Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Leisure Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Precious Metals Funds | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Precious Metals Funds | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Precious Metals Funds | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Precious Metals Funds | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Real Estate Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Real Estate Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Real Estate Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Real Estate Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Retailing Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Retailing Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Index | Retailing Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Technology Fund | Investor Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Technology Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Technology Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Technology Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Telecommunications Fund | Investor Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Telecommunications Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Telecommunications Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Telecommunications Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Transportation Fund | Investor Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Transportation Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Transportation Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Transportation Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Utilities Fund | Investor Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Utilities Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Utilities Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Utilities Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Dow Jones Industrial Average Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%		14.47%
Dow Jones Industrial Average Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%		14.47%
Dow Jones Industrial Average Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%		14.47%
Mid-Cap 1.5x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Mid-Cap 1.5x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Mid-Cap 1.5x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse Mid-Cap Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse Mid-Cap Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse Mid-Cap Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
NASDAQ-100 Fund | Investor Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
NASDAQ-100 Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
NASDAQ-100 Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
NASDAQ-100 Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse NASDAQ-100 Fund | Investor Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse NASDAQ-100 Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse NASDAQ-100 Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse NASDAQ-100 Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Russell 2000 1.5x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Russell 2000 1.5x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Russell 2000 1.5x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Russell 2000 Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Russell 2000 Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Russell 2000 Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse Russell 2000 Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse Russell 2000 Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse Russell 2000 Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Nova Fund | Investor Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Nova Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Nova Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Nova Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse S&P 500 Strategy Fund | Investor Class | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse S&P 500 Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse S&P 500 Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Inverse S&P 500 Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Pure Growth Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Pure Growth Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Pure Growth Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Pure Value Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Pure Value Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P 500 Pure Value Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P MidCap 400 Pure Growth Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P MidCap 400 Pure Growth Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P MidCap 400 Pure Growth Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P MidCap 400 Pure Value Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P MidCap 400 Pure Value Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P MidCap 400 Pure Value Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P SmallCap 600 Pure Growth Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P SmallCap 600 Pure Growth Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P SmallCap 600 Pure Growth Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P SmallCap 600 Pure Value Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P SmallCap 600 Pure Value Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
S&P SmallCap 600 Pure Value Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%			15.30%
Emerging Markets Bond Strategy Fund | Class A | Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return, Percent	6.03%	6.91%	1.90%			4.02%
Emerging Markets Bond Strategy Fund | Class C | Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return, Percent	6.03%	6.91%	1.90%			4.02%
Emerging Markets Bond Strategy Fund | Class H | Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg Emerging Markets USD Aggregate Bond Index
Average Annual Return, Percent	6.03%	6.91%	1.90%			4.02%
Government Long Bond 1.2x Strategy Fund | Investor Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Government Long Bond 1.2x Strategy Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Government Long Bond 1.2x Strategy Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Government Long Bond 1.2x Strategy Fund | Class H | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Inverse Government Long Bond Strategy Fund | Investor Class | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Inverse Government Long Bond Strategy Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Inverse Government Long Bond Strategy Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Inverse Government Long Bond Strategy Fund | Class H | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
High Yield Strategy Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
High Yield Strategy Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
High Yield Strategy Fund | Class H | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Inverse High Yield Strategy Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Inverse High Yield Strategy Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Inverse High Yield Strategy Fund | Class H | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Emerging Markets 2x Strategy Fund | Class A | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Emerging Markets 2x Strategy Fund | Class C | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Emerging Markets 2x Strategy Fund | Class H | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Inverse Emerging Markets 2x Strategy Fund | Class A | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Inverse Emerging Markets 2x Strategy Fund | Class C | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Inverse Emerging Markets 2x Strategy Fund | Class H | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Europe 1.25x Strategy Fund | Class A | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Europe 1.25x Strategy Fund | Class C | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Europe 1.25x Strategy Fund | Class H | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Japan 2x Strategy Fund | Class A | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Japan 2x Strategy Fund | Class C | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Japan 2x Strategy Fund | Class H | MSCI World ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex US Index
Average Annual Return, Percent	16.23%	13.17%	8.79%			5.62%
Strengthening Dollar 2x Strategy Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Strengthening Dollar 2x Strategy Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Strengthening Dollar 2x Strategy Fund | Class H | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Weakening Dollar 2x Strategy Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Weakening Dollar 2x Strategy Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
Weakening Dollar 2x Strategy Fund | Class H | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.26%	2.88%	(0.45%)			1.84%
S&P 500 Financials Index | Banking Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Financials Index
Average Annual Return, Percent	8.91%	20.75%	19.70%			13.61%
S&P 500 Financials Index | Banking Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Financials Index
Average Annual Return, Percent	8.91%	20.75%	19.70%			13.61%
S&P 500 Financials Index | Banking Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Financials Index
Average Annual Return, Percent	8.91%	20.75%	19.70%			13.61%
S&P 500 Financials Index | Banking Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Financials Index
Average Annual Return, Percent	8.91%	20.75%	19.70%			13.61%
S&P 500 Materials Index | Basic Materials Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Materials Index
Average Annual Return, Percent	6.32%	(4.27%)	9.47%			10.82%
S&P 500 Materials Index | Basic Materials Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Materials Index
Average Annual Return, Percent	6.32%	(4.27%)	9.47%			10.82%
S&P 500 Materials Index | Basic Materials Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Materials Index
Average Annual Return, Percent	6.32%	(4.27%)	9.47%			10.82%
S&P 500 Materials Index | Basic Materials Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Materials Index
Average Annual Return, Percent	6.32%	(4.27%)	9.47%			10.82%
S&P 500 Health Care Index | Biotechnology Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Health Care Index
Average Annual Return, Percent	(3.69%)	(7.95%)	7.49%			9.66%
S&P 500 Health Care Index | Biotechnology Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Health Care Index
Average Annual Return, Percent	(3.69%)	(7.95%)	7.49%			9.66%
S&P 500 Health Care Index | Biotechnology Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Health Care Index
Average Annual Return, Percent	(3.69%)	(7.95%)	7.49%			9.66%
S&P 500 Health Care Index | Biotechnology Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Health Care Index
Average Annual Return, Percent	(3.69%)	(7.95%)	7.49%			9.66%
S&P 500 Consumer Staples Index | Consumer Products Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Staples Index
Average Annual Return, Percent	(1.27%)	0.51%	8.51%			8.95%
S&P 500 Consumer Staples Index | Consumer Products Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Staples Index
Average Annual Return, Percent	(1.27%)	0.51%	8.51%			8.95%
S&P 500 Consumer Staples Index | Consumer Products Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Staples Index
Average Annual Return, Percent	(1.27%)	0.51%	8.51%			8.95%
S&P 500 Consumer Staples Index | Consumer Products Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Staples Index
Average Annual Return, Percent	(1.27%)	0.51%	8.51%			8.95%
S&P 500 Information Techology Index | Electronics Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
S&P 500 Information Techology Index | Electronics Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
S&P 500 Information Techology Index | Electronics Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
S&P 500 Information Techology Index | Electronics Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
S&P 500 Energy Index | Energy Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Energy Index
Average Annual Return, Percent	(2.88%)	4.43%	29.60%			8.18%
S&P 500 Energy Index | Energy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Energy Index
Average Annual Return, Percent	(2.88%)	4.43%	29.60%			8.18%
S&P 500 Energy Index | Energy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Energy Index
Average Annual Return, Percent	(2.88%)	4.43%	29.60%			8.18%
S&P 500 Energy Index | Energy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Energy Index
Average Annual Return, Percent	(2.88%)	4.43%	29.60%			8.18%
S&P 500 Energy Index | Energy Services Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Energy Index
Average Annual Return, Percent	(2.88%)	4.43%	29.60%			8.18%
S&P 500 Energy Index | Energy Services Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Energy Index
Average Annual Return, Percent	(2.88%)	4.43%	29.60%			8.18%
S&P 500 Energy Index | Energy Services Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Energy Index
Average Annual Return, Percent	(2.88%)	4.43%	29.60%			8.18%
S&P 500 Energy Index | Energy Services Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Energy Index
Average Annual Return, Percent	(2.88%)	4.43%	29.60%			8.18%
S&P 500 Financials Index | Financial Services Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Financials Index
Average Annual Return, Percent	8.91%	20.75%	19.70%			13.61%
S&P 500 Financials Index | Financial Services Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Financials Index
Average Annual Return, Percent	8.91%	20.75%	19.70%			13.61%
S&P 500 Financials Index | Financial Services Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Financials Index
Average Annual Return, Percent	8.91%	20.75%	19.70%			13.61%
S&P 500 Financials Index | Financial Services Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Financials Index
Average Annual Return, Percent	8.91%	20.75%	19.70%			13.61%
S&P 500 Health Care Index | Health Care Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Health Care Index
Average Annual Return, Percent	(3.69%)	(7.95%)	7.49%			9.66%
S&P 500 Health Care Index | Health Care Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Health Care Index
Average Annual Return, Percent	(3.69%)	(7.95%)	7.49%			9.66%
S&P 500 Health Care Index | Health Care Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Health Care Index
Average Annual Return, Percent	(3.69%)	(7.95%)	7.49%			9.66%
S&P 500 Health Care Index | Health Care Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Health Care Index
Average Annual Return, Percent	(3.69%)	(7.95%)	7.49%			9.66%
S&P 500 Information Technology Index | Internet Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
S&P 500 Information Technology Index | Internet Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
S&P 500 Information Technology Index | Internet Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
S&P 500 Information Technology Index | Internet Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
S&P 500 Consumer Discretionary Index | Leisure Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	22.16%	20.31%	10.56%			13.75%
S&P 500 Consumer Discretionary Index | Leisure Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	22.16%	20.31%	10.56%			13.75%
S&P 500 Consumer Discretionary Index | Leisure Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	22.16%	20.31%	10.56%			13.75%
S&P 500 Consumer Discretionary Index | Leisure Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	22.16%	20.31%	10.56%			13.75%
S&P 500 Materials Index | Precious Metals Funds | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Materials Index
Average Annual Return, Percent	6.32%	(4.27%)	9.47%			10.82%
S&P 500 Materials Index | Precious Metals Funds | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Materials Index
Average Annual Return, Percent	6.32%	(4.27%)	9.47%			10.82%
S&P 500 Materials Index | Precious Metals Funds | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Materials Index
Average Annual Return, Percent	6.32%	(4.27%)	9.47%			10.82%
S&P 500 Materials Index | Precious Metals Funds | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Materials Index
Average Annual Return, Percent	6.32%	(4.27%)	9.47%			10.82%
MSCI US REIT Index | Real Estate Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI U.S. REIT Index
Average Annual Return, Percent	3.61%	(1.69%)	9.30%			6.61%
MSCI US REIT Index | Real Estate Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI U.S. REIT Index
Average Annual Return, Percent	3.61%	(1.69%)	9.30%			6.61%
MSCI US REIT Index | Real Estate Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI U.S. REIT Index
Average Annual Return, Percent	3.61%	(1.69%)	9.30%			6.61%
S&P 500 Consumer Discretionary Index | Real Estate Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	22.16%	20.31%	10.56%			13.75%
S&P 500 Consumer Discretionary Index | Retailing Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	22.16%	20.31%	10.56%			13.75%
S&P 500 Consumer Discretionary Index | Retailing Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	22.16%	20.31%	10.56%			13.75%
S&P 500 Consumer Discretionary Index | Retailing Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	22.16%	20.31%	10.56%			13.75%
Technology Fund | Investor Class | S&P 500 Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
Technology Fund | Class A | S&P 500 Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
Technology Fund | Class C | S&P 500 Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
Technology Fund | Class H | S&P 500 Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Information Technology Index
Average Annual Return, Percent	40.03%	28.22%	23.29%			25.22%
Telecommunications Fund | Investor Class | S&P 500 Telecommunication Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Telecommunication Services Index
Average Annual Return, Percent	(1.62%)	18.02%	6.98%			7.00%
Telecommunications Fund | Class A | S&P 500 Telecommunication Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Telecommunication Services Index
Average Annual Return, Percent	(1.62%)	18.02%	6.98%			7.00%
Telecommunications Fund | Class C | S&P 500 Telecommunication Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Telecommunication Services Index
Average Annual Return, Percent	(1.62%)	18.02%	6.98%			7.00%
Telecommunications Fund | Class H | S&P 500 Telecommunication Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Telecommunication Services Index
Average Annual Return, Percent	(1.62%)	18.02%	6.98%			7.00%
Transportation Fund | Investor Class | S&P 500 Industrials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Industrials Index
Average Annual Return, Percent	18.61%	15.69%	16.82%			13.79%
Transportation Fund | Class A | S&P 500 Industrials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Industrials Index
Average Annual Return, Percent	18.61%	15.69%	16.82%			13.79%
Transportation Fund | Class C | S&P 500 Industrials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Industrials Index
Average Annual Return, Percent	18.61%	15.69%	16.82%			13.79%
Transportation Fund | Class H | S&P 500 Industrials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Industrials Index
Average Annual Return, Percent	18.61%	15.69%	16.82%			13.79%
Utilities Fund | Investor Class | S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Utilities Index
Average Annual Return, Percent	12.15%	11.20%	11.44%			10.88%
Utilities Fund | Class A | S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Utilities Index
Average Annual Return, Percent	12.15%	11.20%	11.44%			10.88%
Utilities Fund | Class C | S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Utilities Index
Average Annual Return, Percent	12.15%	11.20%	11.44%			10.88%
Utilities Fund | Class H | S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Utilities Index
Average Annual Return, Percent	12.15%	11.20%	11.44%			10.88%
Dow Jones Industrial Average Fund | Class A | Dow Jones Industrial Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Dow Jones Industrial Average Fund | Class A | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	11.50%	12.98%		12.60%
Dow Jones Industrial Average Fund | Class C | Dow Jones Industrial Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Dow Jones Industrial Average Fund | Class C | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	11.50%	12.98%		12.60%
Dow Jones Industrial Average Fund | Class H | Dow Jones Industrial Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Dow Jones Industrial Average Fund | Class H | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	11.50%	12.98%		12.60%
Mid-Cap 1.5x Strategy Fund | Class A | S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Index
Average Annual Return, Percent	12.63%	6.13%	13.61%			10.82%
Mid-Cap 1.5x Strategy Fund | Class C | S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Index
Average Annual Return, Percent	12.63%	6.13%	13.61%			10.82%
Mid-Cap 1.5x Strategy Fund | Class H | S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Index
Average Annual Return, Percent	12.63%	6.13%	13.61%			10.82%
Inverse Mid-Cap Strategy Fund | Class A | S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Index
Average Annual Return, Percent	12.63%	6.13%	13.61%			10.82%
Inverse Mid-Cap Strategy Fund | Class C | S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Index
Average Annual Return, Percent	12.63%	6.13%	13.61%			10.82%
Inverse Mid-Cap Strategy Fund | Class H | S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Index
Average Annual Return, Percent	12.63%	6.13%	13.61%			10.82%
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class A | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class C | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
Monthly Rebalance NASDAQ-100 2x Strategy Fund | Class H | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
NASDAQ-100 Fund | Investor Class | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
NASDAQ-100 Fund | Class A | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
NASDAQ-100 Fund | Class C | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
NASDAQ-100 Fund | Class H | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
Inverse NASDAQ-100 Fund | Investor Class | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
Inverse NASDAQ-100 Fund | Class A | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
Inverse NASDAQ-100 Fund | Class C | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
Inverse NASDAQ-100 Fund | Class H | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%			20.57%
Russell 2000 1.5x Strategy Fund | Class A | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%			10.38%
Russell 2000 1.5x Strategy Fund | Class C | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%			10.38%
Russell 2000 1.5x Strategy Fund | Class H | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%			10.38%
Russell 2000 Fund | Class A | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%			10.38%
Russell 2000 Fund | Class C | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%			10.38%
Russell 2000 Fund | Class H | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%			10.38%
Inverse Russell 2000 Strategy Fund | Class A | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%			10.38%
Inverse Russell 2000 Strategy Fund | Class C | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%			10.38%
Inverse Russell 2000 Strategy Fund | Class H | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%			10.38%
S&P 500 Pure Growth Fund | Class A | S&P 500 Pure Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Pure Growth Index
Average Annual Return, Percent	25.06%	22.34%	12.00%			12.99%
S&P 500 Pure Growth Fund | Class C | S&P 500 Pure Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Pure Growth Index
Average Annual Return, Percent	25.06%	22.34%	12.00%			12.99%
S&P 500 Pure Growth Fund | Class H | S&P 500 Pure Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Pure Growth Index
Average Annual Return, Percent	25.06%	22.34%	12.00%			12.99%
S&P 500 Pure Value Fund | Class A | S&P 500 Pure Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Pure Value Index
Average Annual Return, Percent	9.08%	14.92%	18.20%			10.43%
S&P 500 Pure Value Fund | Class C | S&P 500 Pure Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Pure Value Index
Average Annual Return, Percent	9.08%	14.92%	18.20%			10.43%
S&P 500 Pure Value Fund | Class H | S&P 500 Pure Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Pure Value Index
Average Annual Return, Percent	9.08%	14.92%	18.20%			10.43%
S&P MidCap 400 Pure Growth Fund | Class A | S&P MidCap 400 Pure Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Pure Growth Index
Average Annual Return, Percent	16.93%	4.44%	9.58%			8.43%
S&P MidCap 400 Pure Growth Fund | Class C | S&P MidCap 400 Pure Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Pure Growth Index
Average Annual Return, Percent	16.93%	4.44%	9.58%			8.43%
S&P MidCap 400 Pure Growth Fund | Class H | S&P MidCap 400 Pure Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Pure Growth Index
Average Annual Return, Percent	16.93%	4.44%	9.58%			8.43%
S&P MidCap 400 Pure Value Fund | Class A | S&P MidCap 400 Pure Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Pure Value Index
Average Annual Return, Percent	13.83%	10.91%	21.16%			12.57%
S&P MidCap 400 Pure Value Fund | Class C | S&P MidCap 400 Pure Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Pure Value Index
Average Annual Return, Percent	13.83%	10.91%	21.16%			12.57%
S&P MidCap 400 Pure Value Fund | Class h | S&P MidCap 400 Pure Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P MidCap 400 Pure Value Index
Average Annual Return, Percent	13.83%	10.91%	21.16%			12.57%
S&P SmallCap 600 Pure Growth Fund | Class A | S&P SmallCap 600 Pure Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Pure Growth Index
Average Annual Return, Percent	16.84%	6.69%	10.37%			8.52%
S&P SmallCap 600 Pure Growth Fund | Class C | S&P SmallCap 600 Pure Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Pure Growth Index
Average Annual Return, Percent	16.84%	6.69%	10.37%			8.52%
S&P SmallCap 600 Pure Growth Fund | Class H | S&P SmallCap 600 Pure Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Pure Growth Index
Average Annual Return, Percent	16.84%	6.69%	10.37%			8.52%
S&P SmallCap 600 Pure Value Fund | Class A | S&P SmallCap 600 Pure Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Pure Value Index
Average Annual Return, Percent	20.79%	10.06%	20.45%			9.81%
S&P SmallCap 600 Pure Value Fund | Class C | S&P SmallCap 600 Pure Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Pure Value Index
Average Annual Return, Percent	20.79%	10.06%	20.45%			9.81%
S&P SmallCap 600 Pure Value Fund | Class H | S&P SmallCap 600 Pure Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P SmallCap 600 Pure Value Index
Average Annual Return, Percent	20.79%	10.06%	20.45%			9.81%
Emerging Markets Bond Strategy Fund | Class A | ICE BofA BBB & Lower Sovereign USD External Debt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA BBB & Lower Sovereign USD External Debt Index
Average Annual Return, Percent	8.05%	8.06%	2.41%			3.92%
Emerging Markets Bond Strategy Fund | Class C | ICE BofA BBB & Lower Sovereign USD External Debt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA BBB & Lower Sovereign USD External Debt Index
Average Annual Return, Percent	8.05%	8.06%	2.41%			3.92%
Emerging Markets Bond Strategy Fund | Class H | ICE BofA BBB & Lower Sovereign USD External Debt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ICE BofA BBB & Lower Sovereign USD External Debt Index
Average Annual Return, Percent	8.05%	8.06%	2.41%			3.92%
Government Long Bond 1.2x Strategy Fund | Investor Class | Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return, Percent	(0.02%)	(5.53%)	(9.85%)			(1.04%)
Government Long Bond 1.2x Strategy Fund | Class A | Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return, Percent	(0.02%)	(5.53%)	(9.85%)			(1.04%)
Government Long Bond 1.2x Strategy Fund | Class C | Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return, Percent	(0.02%)	(5.53%)	(9.85%)			(1.04%)
Government Long Bond 1.2x Strategy Fund | Class H | Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return, Percent	(0.02%)	(5.53%)	(9.85%)			(1.04%)
Inverse Government Long Bond Strategy Fund | Investor Class | Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return, Percent	(0.02%)	(5.53%)	(9.85%)			(1.04%)
Inverse Government Long Bond Strategy Fund | Class A | Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return, Percent	(0.02%)	(5.53%)	(9.85%)			(1.04%)
Inverse Government Long Bond Strategy Fund | Class C | Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return, Percent	(0.02%)	(5.53%)	(9.85%)			(1.04%)
Inverse Government Long Bond Strategy Fund | Class H | Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 30 Year Total Return Index
Average Annual Return, Percent	(0.02%)	(5.53%)	(9.85%)			(1.04%)
High Yield Strategy Fund | Class A | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	6.15%	7.41%	5.55%			6.17%
High Yield Strategy Fund | Class C | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	6.15%	7.41%	5.55%			6.17%
High Yield Strategy Fund | Class H | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	6.15%	7.41%	5.55%			6.17%
Inverse High Yield Strategy Fund | Class A | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	6.15%	7.41%	5.55%			6.17%
Inverse High Yield Strategy Fund | Class C | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	6.15%	7.41%	5.55%			6.17%
Inverse High Yield Strategy Fund | Class H | Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	6.15%	7.41%	5.55%			6.17%
Emerging Markets 2x Strategy Fund | Class A | S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Emerging 50 ADR Index
Average Annual Return, Percent	29.47%	30.76%	9.16%			11.07%
Emerging Markets 2x Strategy Fund | Class C | S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Emerging 50 ADR Index
Average Annual Return, Percent	29.47%	30.76%	9.16%			11.07%
Emerging Markets 2x Strategy Fund | Class H | S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Emerging 50 ADR Index
Average Annual Return, Percent	29.47%	30.76%	9.16%			11.07%
Inverse Emerging Markets 2x Strategy Fund | Class A | S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Emerging 50 ADR Index
Average Annual Return, Percent	29.47%	30.76%	9.16%			11.07%
Inverse Emerging Markets 2x Strategy Fund | Class C | S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Emerging 50 ADR Index
Average Annual Return, Percent	29.47%	30.76%	9.16%			11.07%
Inverse Emerging Markets 2x Strategy Fund | Class H | S&P Emerging 50 ADR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P Emerging 50 ADR Index
Average Annual Return, Percent	29.47%	30.76%	9.16%			11.07%
Europe 1.25x Strategy Fund | Class A | STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						STOXX Europe 50 Index
Average Annual Return, Percent	12.68%	12.46%	12.79%			8.19%
Europe 1.25x Strategy Fund | Class C | STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						STOXX Europe 50 Index
Average Annual Return, Percent	12.68%	12.46%	12.79%			8.19%
Europe 1.25x Strategy Fund | Class H | STOXX Europe 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						STOXX Europe 50 Index
Average Annual Return, Percent	12.68%	12.46%	12.79%			8.19%
Japan 2x Strategy Fund | Class A | Nikkei-225 Stock Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nikkei-225 Stock Average Index
Average Annual Return, Percent	28.00%	14.79%	6.72%			7.67%
Japan 2x Strategy Fund | Class C | Nikkei-225 Stock Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nikkei-225 Stock Average Index
Average Annual Return, Percent	28.00%	14.79%	6.72%			7.67%
Japan 2x Strategy Fund | Class H | Nikkei-225 Stock Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nikkei-225 Stock Average Index
Average Annual Return, Percent	28.00%	14.79%	6.72%			7.67%
Strengthening Dollar 2x Strategy Fund | Class A | U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						U.S. Dollar Index
Average Annual Return, Percent	(6.17%)	(2.98%)	0.82%			0.15%
Strengthening Dollar 2x Strategy Fund | Class C | U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						U.S. Dollar Index
Average Annual Return, Percent	(6.17%)	(2.98%)	0.82%			0.15%
Strengthening Dollar 2x Strategy Fund | Class H | U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						U.S. Dollar Index
Average Annual Return, Percent	(6.17%)	(2.98%)	0.82%			0.15%
Weakening Dollar 2x Strategy Fund | Class A | U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						U.S. Dollar Index
Average Annual Return, Percent	(6.17%)	(2.98%)	0.82%			0.15%
Weakening Dollar 2x Strategy Fund | Class C | U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						U.S. Dollar Index
Average Annual Return, Percent	(6.17%)	(2.98%)	0.82%			0.15%
Weakening Dollar 2x Strategy Fund | Class H | U.S. Dollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						U.S. Dollar Index
Average Annual Return, Percent	(6.17%)	(2.98%)	0.82%			0.15%